Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activities and related information
	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2021		December 31, 2020

Ordinary shares	1,200,000,000	90,205,191	1,200,000,000	26,986,203

Schedule of options granted outstanding and exercise prices
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2021	16,319,786	$0.12
Granted	2,003,436	0.17

Outstanding as of December 31, 2021	18,323,222	$0.12	4.97	$342,452

Exercisable as of December 31, 2021	11,332,153	$0.08	4.68	$233,086

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2020	1,814,381	$0.58
Granted	14,678,734	0.07
Options forfeited	(173,329)	$0.74

Outstanding as of December 31, 2020	16,319,786	$0.12	5.79	$2,581,719

Exercisable as of December 31, 2020	5,913,492	$0.14	5.40	$844,712

Schedule of options granted to officers, directors, employees, consultants and service providers
		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	—	230,425	—
$0.03		19,288	2.8	19,288	2.8
0.07		14,678,734	5.0	9.507,559	5.0
0.17		2,003,436	6.4	—	—
0.27		809,000	4.0	792,542	4.0
0.34		8,020	1.9	8,020	1.9
0.92		540,501	2.4	540,501	2.4
4.72		1,068	0.2	1,068	0.2
5.05		2,769	0.2	2,769	0.2
$5.73		29,981	1.8	29,981	1.8
		18,323,222		11,332,153

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	—	230,425	—
$0.03		19,288	3.8	19,288	3.8
0.07		14,678,734	6.0	4,579,857	6.0
0.27		809,000	5.0	506,917	4.9
0.34		8,020	2.9	8,020	2.9
0.92		540,501	3.4	535,168	3.4
4.72		1,068	1.2	1,068	1.2
5.05		2,769	1.2	2,769	1.2
$5.73		29,981	2.8	29,981	2.8
		16,319,786		5,913,492

Schedule of stock based compensation
	Year Ended December 31,
	2021	2020	2019

Research and Development	$147,696	$167,328	$16,295
Sales and Marketing	47,031	48,671	7,209
General and Administrative	263,646	248,774	86,109

	$458,373	$464,773	$109,613

Schedule of outstanding warrants
Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	Refer to Note 8.b.
200,001	2018		$0.50		2023	(**)

546,594